Unaudited Combined and Unaudited Consoliodated Statements of Changes in Shareholders’ Equity - USD ($)	Shares Class A	Shares Class B		Subscription Receivable	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other Comprehensive losses	Total
Balance at Dec. 31, 2023	$ 500	$ 500		$ (1,000)	$ 169,600	$ 1,046,525	$ 23,929	$ (29,063)	$ 1,210,991
Balance (in Shares) at Dec. 31, 2023	12,500,000	12,500,000	[1]
Net income for the financial year						465,803			465,803
Appropriation to statutory reserve						(46,580)	46,580
Foreign currency translation adjustments								(41,441)	(41,441)
Balance at Jun. 30, 2024	$ 500	$ 500		(1,000)	169,600	1,465,748	70,509	(70,504)	1,635,353
Balance (in Shares) at Jun. 30, 2024	12,500,000	12,500,000	[1]
Balance at Dec. 31, 2024	$ 500	$ 500		(1,000)	169,600	1,747,875	101,857	(119,131)	1,900,201
Balance (in Shares) at Dec. 31, 2024	12,500,000	12,500,000	[1]
Contribution from shareholders				1,000					1,000
Issuance of new shares at May 28, 2025	$ 116			(280,800)	1,074,204				793,520
Issuance of new shares at May 28, 2025 (in Shares)	2,900,000		[1]
Issuance of new shares at June 24, 2025	$ 99	$ 80			(179)
Issuance of new shares at June 24, 2025 (in Shares)	2,464,000	2,000,000	[1]
Net income for the financial year						430,072			430,072
Appropriation to statutory reserve						(44,434)	44,434
Foreign currency translation adjustments								231,545	231,545
Balance at Jun. 30, 2025	$ 715	$ 580		$ (280,800)	$ 1,243,625	$ 2,133,513	$ 146,291	$ 112,414	$ 3,356,338
Balance (in Shares) at Jun. 30, 2025	17,864,000	14,500,000	[1]

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation (Note 13).